--------------------------------------------------------------------------------

                                  John Hancock

                                  U.S. Government
                                      CASH RESERVE

------
 SEMI
ANNUAL
REPORT
------

9.30.01


                       Sign up for electronic delivery at
                       www.jhancock.com/funds/edelivery




                        [LOGO]    John Hancock
                               ------------------
                               JOHN HANCOCK FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The U.S. stock market has had a very difficult time so far in 2001, as the economy has slowed to a near standstill and the parade of corporate earnings disappointments has continued. The Federal Reserve aggressively began to attack the economic slowdown, cutting short-term interest rates throughout the year. However, the moves had little effect and the market remained in turmoil as investors tried to get a clearer timetable for economic and corporate recovery.

Then on September 11, 2001, a terrorist attack of unspeakable magnitude was launched on the United States, shocking the world, sending markets worldwide into a short-term free fall and pushing the already fragile U.S. economy even closer to the brink of recession. As a result, the Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, lost 20.38% year-to-date through September. Bonds have outperformed stocks overall, producing mostly positive results, as they were the beneficiaries of the rate cuts and investors' search for safety.

Table of contents
-------------------------
Your fund at a glance
page 1
-------------------------
Managers' report
page 2
-------------------------
Fund's investments
page 5
-------------------------
Financial investments
page 7
-------------------------
For your information
page 17
-------------------------

Apart from the immediate impact of devastating human loss, the tragic events of September 11 have understandably raised concerns about the broader repercussions on our country's economy and financial markets. We have great confidence in the United States economy, its financial systems and, above all, its people. Throughout history, they have withstood a range of challenges - from the Great Depression, to wars, natural disasters and global financial turmoil - and have emerged stronger thereafter. We encourage shareholders to keep this longer-term perspective, difficult as it may seem, when making investment decisions in the coming days.

Today, we are seeing the full resources of industry and the U.S. government working to bolster and sustain our systems. Although we expect market volatility in the near term, what remains certain is that the U.S. economic and financial systems are working and resilient. "The American economy is open for business," said Deputy Treasury Secretary Ken Dam the day after the attack. We never had any doubts.

Sincerely,

/s/Maureen R. Ford
------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital by investing primarily in short-term U.S. government securities. The Fund intends to maintain a stable $1 share price.

Over the last six months

[ ] A stalled economy and slew of earnings disappointments kept the stock market in decline.

[ ] Money market yields dropped significantly, as the Federal Reserve cut interest rates five times.

[ ] The Fund lengthened its maturity to lock in higher yields.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock U.S. Government Cash Reserve". Under the heading is a note that reads "Fund performance for the six months ended September 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 1.71% total return for John Hancock U.S. Government Cash Reserve. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested. Past performance is no guarantee of future results"]

[Bar chart with heading "7-day effective yield". Under the heading is a note that reads "As of September 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 3% at the top. The first bar represents the 2.54% total return for John Hancock U.S. Government Cash Reserve."]
--------------------------------------------------------------------------------

              BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
U.S. Government
Cash Reserve

---------
MANAGERS'
REPORT
---------

Money market yields fell significantly over the last six months, as the Federal Reserve continued its aggressive program to cut short-term interest rates in an effort to bolster the sagging economy. As the period began April 1, 2001, the Fed had already cut the federal funds rate three times this year. But the effects of the slowing economy - as evidenced by a manufacturing slump, rising unemployment and a halt in corporate spending - kept showing up in earnest in the form of corporate earnings disappointments. As a result, the stock market has been reeling for much of the year. In response, the Fed cut rates five more times, bringing the federal funds rate that banks charge each other for overnight loans down two full percentage points during the period, from 5.00% on March 31 to 3.0% by September 30.

"Money market yields fell significantly over the last six months..."

The last cut in the period came on September 17, in the wake of the September 11 terrorist attacks that pushed the already fragile U.S. economy right to the edge of, if not into, recession. With each day bringing fresh evidence that the economy's slide had intensified after the attacks, the Fed lowered short-term rates again on October 2, two days after the period ended. The move - the ninth rate cut in 2001 - brought the benchmark interest rate down from 6.5% at the beginning of the year to 2.5%, its lowest level in 39 years. The Fed also signaled that it might cut rates further. Since money market securities are pegged to the fed funds rate, their yields also fell during the period.

FUND PERFORMANCE

On September 30, 2001, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 2.54%, compared with the 2.64% yield of the average U.S. government money market fund, according to Lipper, Inc. For the six months ended September 30, 2001, the Fund posted a total return of 1.71%, compared with

--------------------------------------------------------------------------------
[A photo of Team leader Dawn Baillie flush right next to first paragraph.]
--------------------------------------------------------------------------------

the 1.74% return of the average U.S. government money market fund, according to Lipper.

For the six months ended September 30, 2001, the Fund posted a total return of 1.71%, compared with the 1.74% return of the average U.S. government money market fund, according to Lipper.

LENGTHENING MATURITY

As it became more evident that the Fed, with its concerns about a stumbling economy, would continue to cut rates, we continued to lengthen the Fund's average maturity to lock in higher-yielding securities for a longer time. As always, in a U.S. government money market fund, we buy and hold only the highest-quality top-tier securities.

MORE UNCERTAINTY AHEAD

Given the heightened uncertainty following the September 11 attacks, and the body blow it delivered to the already fragile economy and investor and consumer confidence, it seems clear that the Fed will continue to do whatever it takes to shore up the economy. As long as the Fed maintains this easing bias, money market investors can expect to see a further drop in money market yields in the near term. However, we believe that the economy will eventually respond to the Fed's moves and the U.S. government's efforts at economic stimulus.

"As long as the Fed maintains this easing bias, money market investors can expect to see a further drop in money market yields..."

For now, we're taking a wait-and-see attitude, keeping the Fund's maturity in line with our peers as we watch the impact of the tragedy unfold. We anticipate that the economy, as measured by the Gross Domestic Product, was pushed into recession for the third quarter and that negative sentiment will serve as a drag on the retail holiday season. We're closely watching some of the important quarterly economic data, including GDP numbers and the Employment Cost Index, for signs of how long the Fed will keep at its easing task. In such times of uncertainty as these - in the economy and the world - money market funds can provide a measure of safety. As always, we remain focused not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

--------------------------------------------------------------------------------
[Pie chart in middle of page with heading "Portfolio diversification as a percentage of net assets on Sept. 30, 2001." The chart is divided into Two sections (from top to left): U.S. government obligations 81% and Joint repurchase agreements 19%. ]
--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

FINANCIAL STATEMENTS

This schedule is a complete list of all securities owned by the Fund. It's divided into two types of short-term investments.

-----------
FUND'S
INVESTMENTS
-----------

Securities owned by the Fund on September 30, 2001 (unaudited).



ISSUER, DESCRIPTION,                                             INTEREST          PAR VALUE
MATURITY DATE                                                    RATE              (000S OMITTED)            VALUE
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS  80.66%                                                                    $83,187,785
------------------------------------------------------------------------------------------------------------------
(Cost $83,187,785)
Governmental - U.S. Agencies  80.66%
Federal Farm Credit, 10-22-01                                    2.750%            $19,575             $19,545,654
Federal Home Loan Bank, 10-26-01                                 2.580               2,000               1,996,417
Federal Home Loan Bank, 11-15-01                                 7.125               5,000               5,019,464
Federal Home Loan Bank, 02-01-02                                 6.750               1,000               1,009,762
Federal Home Loan Bank, 02-15-02                                 6.750               6,775               6,855,899
Federal Home Loan Bank, 02-25-02                                 5.000               2,300               2,310,195
Federal Home Loan Mortgage Assn., 10-11-01                       2.730               5,199               5,195,057
Federal Home Loan Mortgage Assn., 10-26-01                       2.520               4,000               3,993,000
Federal National Mortgage Assn., 10-01-01                        2.850               8,000               8,000,000
Federal National Mortgage Assn., 10-15-01                        2.640               4,500               4,495,380
Federal National Mortgage Assn., 10-15-01                        4.625               9,400               9,403,043
Federal National Mortgage Assn., 11-09-01                        6.480               3,000               3,008,749
Federal National Mortgage Assn., 01-16-02                        6.375               6,000               6,049,442
Federal National Mortgage Assn., 02-08-02                        2.455               1,430               1,410,790
Federal National Mortgage Assn., 04-11-02                        2.408               5,000               4,894,933



                                                           See notes to
                                                           financial statements.


                                                                               5




ISSUER, DESCRIPTION,                                             INTEREST          PAR VALUE
MATURITY DATE                                                    RATE              (000S OMITTED)            VALUE

------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT  18.87%                                                                     $19,458,000
------------------------------------------------------------------------------------------------------------------
(Cost $19,458,000)
Investment in a joint repurchase agreement transaction
 with UBS Warburg, Inc. - Dated 09-28-01
 due 10-01-01 (Secured by U.S. Treasury Bill 2.180%,
 due 01-10-02 and U.S. Treasury Note 3.375%,
 due 01-15-07)                                                   3.250%            $19,458             $19,458,000

------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS  99.53%                                                                             $102,645,785
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET  0.47%                                                                  $487,711
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS  100.00%                                                                             $103,133,496
------------------------------------------------------------------------------------------------------------------

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund. See notes to financial statements.

See notes to
financial statements.

6



FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $83,187,785)                              $83,187,785
Joint repurchase agreement (cost $19,458,000)                         19,458,000
Total investments                                                    102,645,785
Cash                                                                     181,125
Interest receivable                                                      583,017
Other assets                                                              27,243
Total assets                                                         103,437,170

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for shares repurchased                                           108,793
Dividends payable                                                         35,282
Payable to affiliates                                                     45,907
Other payables and accrued expenses                                      113,692
Total liabilities                                                        303,674

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                      103,133,496
Net assets                                                          $103,133,496

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
 ($103,133,496 / 103,133,496 shares)                                       $1.00

-----------
ASSETS AND
LIABILITIES
-----------

September 30, 2001
(unaudited).

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value per share.


                                                           See notes to
                                                           financial statements.

                                                                               7


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the period ended September 30, 2001 (unaudited).1

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $1,988,607

Total investment income                                                1,988,607

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                                238,632
Distribution and service fee                                              71,590
Transfer agent fee                                                        57,034
Custodian fee                                                             23,062
Registration and filing fee                                               19,006
Auditing fee                                                              13,391
Accounting and legal services fee                                          9,729
Printing                                                                   3,662
Trustees' fee                                                              3,023
Miscellaneous                                                              1,223
Legal fee                                                                    871

Total expenses                                                           441,223
Less expense reductions                                                  (71,590)

Net expenses                                                             369,633

Net investment income                                                  1,618,974

Increase in net assets from operations                                $1,618,974


1Semiannual period from 4-01-01 through 9-30-01.



See notes to
financial statements.

8


FINANCIAL STATEMENTS


                                                 YEAR                 PERIOD
                                                 ENDED                 ENDED
                                                 3-31-01            9-30-011

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                            $5,427,909       $1,618,974

Distributions to shareholders                    (5,427,909)      (1,618,974)

From fund share transactions                    (14,322,564)      11,590,129

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                             105,865,931       91,543,367

End of period                                   $91,543,367     $103,133,496

1Semiannual period from 4-01-01 through 9-30-01. Unaudited.

----------
CHANGES IN
NET ASSETS
----------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund.


                                                           See notes to
                                                           financial statements.

                                                                               9


----------
FINANCIAL
HIGHLIGHTS
----------

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.



PERIOD ENDED                          5-31-96       3-31-97 1     3-31-98      3-31-99      3-31-00     3-31-01     9-30-01 2
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                  $1.00         $1.00        $1.00          $1.00        $1.00       $1.00       $1.00
Net investment income3                 0.05          0.04         0.05           0.05         0.05        0.06        0.02
Less distributions
From net investment income            (0.05)        (0.04)       (0.05)         (0.05)       (0.05)      (0.06)      (0.02)
Net asset value,
 end of period                        $1.00         $1.00        $1.00          $1.00        $1.00       $1.00       $1.00
Total return4,5 (%)                    5.59          4.37 6       5.43           5.08         4.98        5.82        1.71 6

-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                          $29           $55          $74           $108         $106         $92        $103
Ratio of expenses
 to average net assets (%)             0.35          0.35 7       0.35           0.35         0.35        0.64        0.77 7
Ratio of adjusted expenses
 to average net assets8 (%)            1.25          1.03 7       0.91           0.88         0.86        0.91        0.92 7
Ratio of net investment income
 to average net assets (%)             5.41          5.15 7       5.30           4.94         4.90        5.71        3.39 7


1 Effective 3-31-97, the fiscal period end changed from May 31 to March 31.
2 Semiannual period from 4-01-01 through 9-30-01. Unaudited.
3 Based on the average of the shares outstanding at the end of each month.
4 Assumes dividend reinvestment.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.

NOTE A
Accounting policies

John Hancock U.S. Government Cash Reserve Fund (the "Fund") is a diversified series of John Hancock Current Interest, an open-end investment management company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments

The securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and distributes all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next
$500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next
$500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Fund has a Distribution Plan with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund at an annual rate not to exceed 0.15% of the Fund's average daily net assets. JH Funds has agreed to suspend the distribution and service ("12b-1") fee, at least until July 31, 2002. Accordingly, the reduction in the 12b-1 fee amounted to $71,590 for the period ended September 30, 2001. JH Funds reserves the right to terminate this limitation in the future.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Co. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The

Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share. The Fund has an unlimited number of shares authorized with no par value.

                                       YEAR ENDED               PERIOD ENDED
                                          3-31-01                   9-30-011

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sold                                 $131,008,968                $49,327,582
Distributions reinvested                5,013,170                  1,545,612
Repurchased                          (150,344,702)               (39,283,065)
Net increase (decrease)              ($14,322,564)               $11,590,129

1 Semiannual period from 4-1-01 through 9-30-01. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the period ended September 30, 2001, aggregated $3,564,045,498 and $3,552,792,001, respectively.

The cost of investments owned at September 30, 2001 (including joint repurchase agreement) for federal income tax purposes was $102,645,785.

----------
OUR FAMILY
OF FUNDS
----------

--------------------------------------------------------------------------------
Equity            Balanced Fund
                  Core Equity Fund
                  Core Growth Fund
                  Core Value Fund
                  Focused Relative Value Fund
                  Growth Trends Fund
                  Large Cap Growth Fund
                  Large Cap Value Fund
                  Mid Cap Growth Fund
                  Multi Cap Growth Fund
                  Small Cap Growth Fund
                  Small Cap Value Fund
                  Sovereign Investors Fund

--------------------------------------------------------------------------------
Sector            Biotechnology Fund
                  Financial Industries Fund
                  Health Sciences Fund
                  Real Estate Fund
                  Regional Bank Fund
                  Technology Fund

--------------------------------------------------------------------------------
Income            Bond Fund
                  Government Income Fund
                  High Yield Bond Fund
                  Intermediate Government Fund
                  Strategic Income Fund

--------------------------------------------------------------------------------
International     European Equity Fund
                  Global Fund
                  International Fund
                  Pacific Basin Equities Fund

Tax-Free Income   California Tax-Free Income Fund
                  High Yield Tax-Free Fund
                  Massachusetts Tax-Free Income Fund
                  New York Tax-Free Income Fund
                  Tax-Free Bond Fund

Money Market      Money Market Fund
                  U.S. Government Cash Reserve

----------
ELECTRONIC
DELIVERY
----------

Now available from John Hancock Funds.

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?


[ ] No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

[ ] Reduces the amount of paper mail you receive from John Hancock Funds.

[ ] Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

------------
OUR WEB SITE
------------

Available just a few clicks away - www.jhfunds.com


Instant access to
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-------------------------------
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16

-----------
FOR YOUR
INFORMATION
-----------

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Lt. Gen. Norman H. Smith,
 USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

--------------------------------------------------------------------------------

                                                                   HOW TO
                                                                   CONTACT US

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn:  Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                           1-800-544-6713

--------------------------------------------------------------------------------

[LOGO]     John Hancock
        ------------------
        JOHN HANCOCK FUNDS

        1-800-225-5291
        1-800-544-6713 (TDD)
        1-800-338-8080 EASI-Line

        www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhancock.com/funds/edelivery
----------------------------------

This report is for the information of the shareholders of the John Hancock U.S. Government Cash Reserve.


                                                                     430SA  9/01
                                                                           11/01

--------------------------------------------------------------------------------

                                  John Hancock
                                  Money
                                    MARKET FUND


------
 SEMI
ANNUAL
REPORT
------

9.30.01



                       Sign up for electronic delivery at
                       www.jhancock.com/funds/edelivery




                       [LOGO]      John Hancock
                                -----------------
                                JOHN HANCOK FUNDS

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The U.S. stock market has had a very difficult time so far in 2001, as the economy has slowed to a near standstill and the parade of corporate earnings disappointments has continued. The Federal Reserve aggressively began to attack the economic slowdown, cutting short-term interest rates throughout the year. However, the moves had little effect and the market remained in turmoil as investors tried to get a clearer timetable for economic and corporate recovery.

Then on September 11, 2001, a terrorist attack of unspeakable magnitude was launched on the United States, shocking the world, sending markets worldwide into a short-term free fall and pushing the already fragile U.S. economy even closer to the brink of recession. As a result, the Standard & Poor's 500 Index, a leading benchmark of large-cap stocks, lost 20.38% year-to-date through September. Bonds have outperformed stocks overall, producing mostly positive results, as they were the beneficiaries of the rate cuts and investors' search for safety.

Table of contents
-------------------------
Your fund at a glance
page 1
-------------------------
Managers' report
page 2
-------------------------
Fund's investments
page 5
-------------------------
Financial investments
page 7
-------------------------
For your information
page 17
-------------------------

Apart from the immediate impact of devastating human loss, the tragic events of September 11 have understandably raised concerns about the broader repercussions on our country's economy and financial markets. We have great confidence in the United States economy, its financial systems and, above all, its people. Throughout history, they have withstood a range of challenges - from the Great Depression, to wars, natural disasters and global financial turmoil - and have emerged stronger thereafter. We encourage shareholders to keep this longer-term perspective, difficult as it may seem, when making investment decisions in the coming days.

Today, we are seeing the full resources of industry and the U.S. government working to bolster and sustain our systems. Although we expect market volatility in the near term, what remains certain is that the U.S. economic and financial systems are working and resilient. "The American economy is open for business," said Deputy Treasury Secretary Ken Dam the day after the attack. We never had any doubts.

Sincerely,

/s/Maureen R. Ford
------------------
Maureen R. Ford,
Chairman and Chief Executive Officer

Over the last six months

[ ] A stalled economy and slew of earnings disappointments kept the stock market in decline.

[ ] Money market yields dropped significantly, as the Federal Reserve cut interest rates five times.

[ ] The Fund lengthened its maturity to lock in higher yields.

--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Money Market Fund". Under the heading is a note that reads "Fund performance for the six months ended September 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 2% at the top. The first bar represents the 1.66% total return for Class A. The second bar represents the 1.24% total return for Class B. The third bar represents the 1.24% total return for Class C. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield". Under the heading is a note that reads "As of September 30, 2001." The chart is scaled in increments of 1% with 0% at the bottom and 5% at the top. The first bar represents the 2.44% total return for Class A. The second bar represents the 1.56% total return for Class B. The third bar represents the 1.55% total return for Class C."]
--------------------------------------------------------------------------------

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1 share price.

              BY DAWN M. BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Money Market
Fund

---------
MANAGERS'
REPORT
---------

Money market yields fell significantly over the last six months, as the Federal Reserve continued its aggressive program to cut short-term interest rates in an effort to bolster the sagging economy. As the period began April 1, 2001, the Fed had already cut the federal funds rate three times this year. But the effects of the slowing economy - as evidenced by a manufacturing slump, rising unemployment and a halt in corporate spending - kept showing up in earnest in the form of corporate earnings disappointments. As a result, the stock market has been reeling for much of the year. In response, the Fed cut rates five more times, bringing the federal funds rate that banks charge each other for overnight loans down two full percentage points during the period, from 5.00% on March 31 to 3.0% by September 30.

"Money market yields fell significantly over the last six months..."

The last cut in the period came on September 17, in the wake of the September 11 terrorist attacks that pushed the already fragile U.S. economy right to the edge of, if not into, recession. With each day bringing fresh evidence that the economy's slide had intensified after the attacks, the Fed lowered short-term rates again on October 2, two days after the period ended. The move - the ninth rate cut in 2001 - brought the benchmark interest rate down from 6.5% at the beginning of the year to 2.5%, its lowest level in 39 years. The Fed also signaled that it might cut rates further. Since money market securities are pegged to the fed funds rate, their yields also fell during the period.

FUND PERFORMANCE

On September 30, 2001, John Hancock Money Market Fund's Class A, Class B and Class C shares had a 7-day effective yield of 2.44%, 1.56% and 1.55%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 2.57%, according to Lipper, Inc.

--------------------------------------------------------------------------------
[A photo of Team leader Dawn Baillie flush right next to first paragraph.]
--------------------------------------------------------------------------------

For the six months ended September 30, 2001, the Fund's Class A, Class B and Class C shares had total returns of 1.66%, 1.24% and 1.24%, respectively, at net asset value, compared with the 1.71% return of the average money market fund, according to Lipper.1

LENGTHENING MATURITY

As it became more evident that the Fed, with its concerns about a stumbling economy, would continue to cut rates, we continued to lengthen the Fund's average maturity to lock in higher-yielding securities for a longer time. But we kept our average maturity in line with that of our peers, due to concerns about the heightened prospects for credit downgrades and corporate defaults in times of economic slowdown. In fact, we paid particular attention to buy and hold only the highest-quality top-tier securities. The Fund also did not have any exposure to the auto and airlines industries that have been especially hard hit in the wake of the September 11 attack.

MORE UNCERTAINTY AHEAD

Given the heightened uncertainty and the body blow the September 11 attacks delivered to the already fragile economy and investor and consumer confidence, it seems clear that the Fed will continue to do whatever it takes to shore up the economy. As long as the Fed maintains this easing bias, money market investors can expect to see a further drop in money market yields in the near term. However, we believe that the economy will eventually respond to the Fed's moves and the U.S. government's efforts at economic stimulus.

"As long as the Fed maintains this easing bias, money market investors can expect to see a further drop in money market yields..."

For now, we're taking a wait and see attitude, keeping the Fund's maturity in line with our peers as we watch the impact of the

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five sectors." The first listing is U.S. government agencies 34%, the second is Finance 18%, the third Foreign banks 8%, the fourth Chemicals 5%, and the fifth Mortgage banking 4%.
--------------------------------------------------------------------------------

tragedy unfold. We anticipate that the economy, as measured by the Gross Domestic Product, was pushed into recession for the third quarter and that negative sentiment will serve as a drag on the retail holiday season. We're closely watching some of the important quarterly economic data, including GDP numbers and the Employment Cost Index, for signs of how long the Fed will keep at its easing task. In such times of uncertainty as these - in the economy and the world - money market funds can provide a measure of safety. As always, we remain focused not only on providing the Fund with a competitive yield, but also on preserving stability of principal.

--------------------------------------------------------------------------------
[Pie chart in middle of page with heading "Portfolio diversification as a percentage of net assets on Sept. 30, 2001." The chart is divided into four sections (from top to left): Commercial paper 50%, U.S. government obligations 34%, Joint repurchase agreements 15% and Corporate interest-bearing obligations 1%. ]
--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

FINANCIAL STATEMENTS

This schedule is divided into four types of short-term investments. The categories of short-term investments are further broken down by industry group.

-----------
FUND'S
INVESTMENTS
-----------

Securities owned by the Fund on September 30, 2001 (unaudited).



ISSUER, DESCRIPTION,                               INTEREST        QUALITY        PAR VALUE
MATURITY DATE                                      RATE            RATING*        (000S OMITTED)         VALUE

--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER  49.65%                                                                          $248,979,810
--------------------------------------------------------------------------------------------------------------
(Cost $248,979,810)

Banks  3.98%                                                                                       $19,958,200
Morgan (J.P.) & Co., Inc., 10-23-01                3.420%           Tier 1           $20,000        19,958,200

Banks - Foreign  8.15%                                                                              40,859,979
Abbey National North America Corp., 10-26-01       3.550            Tier 1            21,000        20,948,229
UBS Finance, Inc., 11-15-01                        3.530            Tier 1            20,000        19,911,750

Beverages  3.97%                                                                                    19,908,806
Coca-Cola Co., 11-19-01                            3.350            Tier 1            20,000        19,908,806
Broker Services  2.99%                                                                              14,972,958
Goldman Sachs Group, L.P., 10-23-01                2.950            Tier 1            15,000        14,972,958

Chemicals  4.78%                                                                                    23,993,800
Dow Chemical Co., 10-4-01                          3.100            Tier 1            24,000        23,993,800

Finance  17.91%                                                                                     89,809,514
American Express Credit Corp., 10-05-01            2.420            Tier 1            10,000         9,997,311
American Honda Finance Corp., 11-20-01             3.370            Tier 1            21,000        20,901,708
General Electric Capital Corp., 10-19-01           2.450            Tier 1            23,000        22,971,825
Household Finance Corp., 10-19-01                  2.500            Tier 1            18,000        17,977,500
International Lease Finance Corp., 10-23-01        3.530            Tier 1            18,000        17,961,170

Medical  3.38%                                                                                      16,980,365
Becton Dickinson & Co., 10-15-01                   2.970            Tier 1            17,000        16,980,365

Mortgage Banking  4.49%                                                                             22,496,188
Countrywide Home Loans, 10-03-01                   3.050            Tier 1            22,500        22,496,188


                                                           See notes to
                                                           financial statements.

                                                                               5




ISSUER, DESCRIPTION,                               INTEREST        QUALITY        PAR VALUE
MATURITY DATE                                      RATE            RATING*        (000S OMITTED)         VALUE

--------------------------------------------------------------------------------------------------------------
CORPORATE INTEREST-BEARING OBLIGATIONS  0.60%                                                       $3,006,261
--------------------------------------------------------------------------------------------------------------
(Cost $3,006,261)

Finance  0.60%                                                                                      $3,006,261
International Lease Finance Corp., 11-01-01        6.430%           Tier 1            $3,000         3,006,261

--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS  34.26%                                                               $171,805,269
-------------------------------------------------------------------------------------------------------------

(Cost $171,805,269)

Governmental - U.S. Agencies  34.26%                                                              171,805,269
Federal Farm Credit Bank, 10-24-01                 2.590            Tier 1            20,000       19,966,905
Federal Home Loan Bank, 10-24-01                   3.525            Tier 1            21,000       20,952,706
Federal Home Loan Bank, 12-14-01                   6.080            Tier 1            16,000       16,052,761
Federal Home Loan Bank, 04-25-02                   5.250            Tier 1            25,000       25,238,610
Federal Home Loan Mortgage Corp., 11-15-01         3.380            Tier 1            25,000       24,894,375
Federal Home Loan Mortgage Corp., 05-15-02         5.500            Tier 1            15,000       15,192,815
Federal National Mortgage Association, 10-15-01    2.640            Tier 1             9,500        9,490,247
Federal National Mortgage Association, 11-08-01    3.870            Tier 1            25,000       24,897,875
Federal National Mortgage Association, 01-15-02    6.625            Tier 1            15,000       15,118,975

-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT  15.27%                                                                $76,557,000
-------------------------------------------------------------------------------------------------------------

(Cost $76,557,000)
Investment in a joint repurchase agreement transaction
 with UBS Warburg, Inc. - Dated 09-28-01,
 due 10-01-01 (Secured by U.S. Treasury Bill 2.180%
 due 01-10-02, and U.S. Treasury Note 3.375%
 due 01-15-07)                                     3.250                              76,557       76,557,000

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS  99.78%                                                                        $500,348,340
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET  0.22%                                                           $1,078,841
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS  100.00%                                                                        $501,427,182
-------------------------------------------------------------------------------------------------------------

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

  The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to
financial statements.

6


FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $423,791,340)                            $423,791,340
Joint repurchase agreement (cost $76,557,000)                         76,557,000
Total investments                                                    500,348,340
Cash                                                                     685,870
Interest receivable                                                    1,510,422
Other assets                                                              79,683
Total assets                                                         502,624,315

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for shares repurchased                                           701,622
Dividends payable                                                         76,143
Payable to affiliates                                                    188,430
Other payables and accrued expenses                                      230,938
Total liabilities                                                      1,197,133

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                                      501,427,182
Net assets                                                          $501,427,182

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($301,964,601 / 302,043,775 shares)                                $1.00
Class B ($181,534,690 / 181,553,203 shares)                                $1.00
Class C ($17,927,891 / 17,927,891 shares)                                  $1.00

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class C ($1.00 O 99%)                                                      $1.01

-----------
ASSETS AND
LIABILITIES
-----------

September 30, 2001
(unaudited).

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.


                                                           See notes to
                                                           financial statements.

                                                                               7


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the period ended September 30, 2001 (unaudited).1

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $9,448,650

Total investment income                                                9,448,650

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                              1,119,913
Class A distribution and service fee                                     353,977
Class B distribution and service fee                                     757,518
Class C distribution and service fee                                      66,403
Transfer agent fee                                                       574,037
Registration and filing fee                                               56,993
Accounting and legal services fee                                         45,605
Custodian fee                                                             45,023
Auditing fee                                                              15,778
Printing                                                                   8,607
Trustees' fee                                                              7,395
Miscellaneous                                                              6,760
Legal fee                                                                  2,423

Total expenses                                                         3,060,432
Less expense reductions                                                 (365,573)

Net expenses                                                           2,694,859

Net investment income                                                  6,753,791

Increase in net assets from operations                                $6,753,791


1 Semiannual period from 4-01-01 through 9-30-01.


See notes to
financial statements.

8


FINANCIAL STATEMENTS

                                          YEAR                    PERIOD
                                          ENDED                    ENDED
                                          3-31-01                9-30-01 1
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                     $23,368,718         $6,753,791
Increase in net assets resulting
 from operations                           23,368,718          6,753,791

Distributions to shareholders
Class A                                   (16,934,957)        (4,713,799)
Class B                                    (6,050,949)        (1,879,782)
Class C                                      (382,812)          (160,210)
                                          (23,368,718)        (6,753,791)

From fund share transactions              (55,473,851)        31,261,472

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                       525,639,561        470,165,710
End of period                            $470,165,710       $501,427,182

1 Semiannual period from 4-01-01 through 9-30-01. Unaudited.

----------
CHANGES IN
NET ASSETS
----------

This Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund.



                                                           See notes to
                                                           financial statements.

                                                                               9


----------
FINANCIAL
HIGHLIGHTS
----------

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.



PERIOD ENDED                       10-31-96          3-31-97 1         3-31-98       3-31-99      3-31-00     3-31-01     9-30-01 2

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                 $1.00             $1.00            $1.00          $1.00       $1.00       $1.00         $1.00
Net investment income3                0.05              0.02             0.05           0.04        0.04        0.05          0.02
Less distributions
From net investment income           (0.05)            (0.02)           (0.05)         (0.04)      (0.04)      (0.05)        (0.02)
Net asset value,
 end of period                       $1.00             $1.00            $1.00          $1.00       $1.00       $1.00         $1.00
Total return4,5 (%)                   4.56              1.80 6           4.92           4.54        4.45        5.51          1.66 6

------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                        $262              $359             $313           $374        $362        $295          $302
Ratio of expenses to
 average net assets (%)               1.17              1.10 7           0.89           0.91        0.91        0.95          0.89 7
Ratio of adjusted expenses
 to average net assets8 (%)           1.37              1.30 7           1.09           1.11        1.11        1.15          1.09 7
Ratio of net investment
 income to average
 net assets (%)                       4.41              4.44 7           4.82           4.44        4.40        5.43          3.33 7


See notes to
financial statements.

10


----------
FINANCIAL
HIGHLIGHTS
----------

CLASS B SHARES



PERIOD ENDED                       10-31-96          3-31-97 1         3-31-98       3-31-99      3-31-00     3-31-01     9-30-01 2

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                 $1.00            $1.00             $1.00         $1.00        $1.00       $1.00        $1.00
Net investment income3                0.04             0.01              0.04          0.04         0.04        0.05         0.01
Less distributions
From net investment income           (0.04)           (0.01)            (0.04)        (0.04)       (0.04)      (0.05)       (0.01)
Net asset value,
 end of period                       $1.00            $1.00             $1.00         $1.00        $1.00       $1.00        $1.00
Total return4,5 (%)                   3.71             1.45 6            4.04          3.66         3.59        4.63         1.24 6

------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                        $108             $130               $81          $182         $158        $162         $182
Ratio of expenses to
average net assets (%)                2.00             1.96 7            1.74          1.76         1.74        1.79         1.74 7
Ratio of adjusted expenses
 to average net assets8 (%)           2.10             2.06 7            1.84          1.86         1.84        1.89         1.84 7
Ratio of net investment
 income to average
 net assets (%)                       3.58             3.60 7            3.97          3.54         3.56        4.54         2.48 7


                                                           See notes to
                                                           financial statements.

                                                                              11


----------
FINANCIAL
HIGHLIGHTS
----------

CLASS C SHARES



PERIOD ENDED                                        3-31-99 9          3-31-00         3-31-01       9-30-01 2

--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                                 $1.00              $1.00           $1.00         $1.00
Net investment income3                                0.03               0.04            0.05          0.01
Less distributions
From net investment income                           (0.03)             (0.04)          (0.05)        (0.01)
Net asset value, end of period                       $1.00              $1.00           $1.00         $1.00
Total return4,5 (%)                                   3.29 6             3.58            4.63          1.24 6

-------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                                          $1                 $6             $13           $18
Ratio of expenses to
average net assets (%)                                1.75 7             1.76            1.79          1.74 7
Ratio of adjusted expenses
 to average net assets8 (%)                           1.85 7             1.86            1.89          1.84 7
Ratio of net investment
 income to average
 net assets (%)                                       3.46 7             3.67            4.59          2.41 7


1 Effective 3-31-97, the fiscal period end changed from October 31 to March 31.
2 Semiannual period 4-01-01 through 9-30-01. Unaudited.
3 Based on the average of the shares outstanding at the end of each month.
4 Assumes dividend reinvestment and does not reflect the effect of sales charges.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Does not take into consideration expense reductions during the period shown.
9 Class C shares began operations on 5-1-98.


See notes to
financial statements.

NOTE A
Accounting policies

John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Current Interest, an open-end investment management company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large

----------
NOTES TO
STATEMENTS
----------

Unaudited.

repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and distributes all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. Distributions paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next
$500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next
$500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Adviser has agreed to limit the management fee on the Fund's first $750,000,000 average daily net assets to 0.40% of the Fund's average daily net assets, at least until July 31, 2002. The management fee cannot be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, the expense reduction amounted to $223,982 for the period ended September 30, 2001. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company

Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. JH Funds has agreed to limit the distribution and service ("12b-1") fee pursuant to Class A Plan, to 0.15% of the Fund's average daily net assets, at least until July 31, 2002. This reduction cannot be reinstated to 0.25% without the Trustees' consent. Accordingly, the reduction in the 12b-1 fee amounted to $141,591 for the period ended September 30, 2001. A maximum of 0.25% of the 12b-1 payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class C shares are assessed up-front sales charges. During the period ended September 30, 2001, JH Funds received net up-front sales charges of $11,350 with regard to sales of Class C shares. Of this amount, $9,990 was paid as sales commissions to unrelated broker-dealers and $1,360 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended September 30, 2001, CDSCs received by JH Funds amounted to $431,329 for Class B shares and $5,807 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share.The Fund has an unlimited number of shares authorized with no par value.

                                       YEAR ENDED             PERIOD ENDED
                                          3-31-01                9-30-01 1

--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Sold                               $2,887,071,824             $245,097,303
Distributions reinvested               13,711,753                4,375,930
Repurchased                        (2,966,878,764)            (243,167,298)
Net increase (decrease)              ($66,095,187)              $6,305,935

--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Sold                                 $318,539,457             $122,814,321
Distributions reinvested                4,903,990                1,567,159
Repurchased                          (319,578,079)            (104,621,100)
Net increase                           $3,865,368              $19,760,380

--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
Sold                                 $100,170,364              $27,861,825
Distributions reinvested                  261,912                  122,613
Repurchased                           (93,676,308)             (22,789,281)
Net increase                           $6,755,968               $5,195,157

--------------------------------------------------------------------------------
NET INCREASE (DECREASE)              ($55,473,851)             $31,261,472
--------------------------------------------------------------------------------

1 Semiannual period from 4-1-01 through 9-30-01. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales and maturities of investment securities during the period ended September 30, 2001, aggregated $9,928,651,222 and $9,909,019,000, respectively.

The cost of investments owned at September 30, 2001 (including joint repurchase agreement) for federal income tax purposes was $500,348,340.

TRUSTEES
James F. Carlin*
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen R. Ford
Charles L. Ladner
Steven R. Pruchansky*
Lt. Gen. Norman H. Smith,
 USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen R. Ford
Chairman, President
and Chief Executive Officer

William L. Braman
Executive Vice President
and Chief Investment Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

-----------
FOR YOUR
INFORMATION
-----------

--------------------------------------------------------------------------------

                                                                   HOW TO
                                                                   CONTACT US

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn:  Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                           1-800-544-6713

--------------------------------------------------------------------------------

[LOGO]     John Hancock
        ------------------
        JOHN HANCOCK FUNDS

        1-800-225-5291
        1-800-544-6713 (TDD)
        1-800-338-8080 EASI-Line

        www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhancock.com/funds/edelivery
----------------------------------

This report is for the information of the shareholders of the John Hancock Money Market Fund.


                                                                     440SA  9/01
                                                                           11/01